THE KELMOORE STRATEGY(R) FUNDS





                                    [GRAPHIC]



                               SEMI-ANNUAL REPORT

                            Kelmoore Strategy(R) Fund
                         Kelmoore Strategy(R) Eagle Fund
                        Kelmoore Strategy(R) Liberty Fund

                ------------------------------------------------

                                 AUGUST 31, 2002

                            KELMOORE STRATEGIC TRUST

Dear Fellow Shareholder:

As we approach the end of summer 2002, amidst an increasingly trepidatious market and seemingly endless negative market reports, I believe it is more important than ever to check in with our investments and to re-affirm our investment strategies. The Kelmoore Strategy(R) Funds have weathered the market storms, which have damaged, but not destroyed, the three Funds' net asset values
(NAVs). In a bear market especially, we are reminded that investing in equities is a long-term endeavor. We have a unique strategy involving owning high quality U.S. equities, which requires a long-term investment approach and outlook. While we are reminded that over time, the U.S. equity market has tended to rise, the Semi-Annual Report gives us the unique opportunity to focus on a microcosm of time. This Semi-Annual Report for the period of market data covering March 1 to August 31, 2002, I would like to take my fellow shareholders through some of the performance and equity holdings data that I think is noteworthy in hopes of sharing with you what I see when I read these figures. My approach is to look first at our fund performance numbers for the period, and then to examine what investments contribute to those performance numbers, and finally to examine the investments in light of the current market.

For the period beginning March 1 through August 31, 2002, the Class C Shares of the Strategy Fund (KSOIX) were down 19.51%, while its equity benchmark, the S&P 100, was down 17.45%. Over that period, the Strategy Fund paid a cumulative dividend of $0.2071 and had an average NAV of $4.2537.

For the period beginning March 1 through August 31, 2002, the Class C Shares of the Eagle Fund (KSECX) were down 26.49%, while its equity benchmark, the NASDAQ Composite, was down 23.92%. During that same period, the Eagle Fund paid a cumulative dividend of $0.1764 and had an average NAV of $2.0548.

For the period beginning March 1 through August 31, 2002, the Class C Shares of the Liberty Fund (KSLCX) were down 21.88%, while its equity benchmark, the S&P 100, was down 17.45%. For that same period, the Liberty Fund paid a cumulative dividend of $0.3664 and had an average NAV of $6.4004.

While performance returns and NAVs of fund shares are important figures, they have less meaning without further inspection of what is reflected in those figures and how those figures fit into investment markets as a whole. Looking closely at the sector allocations of the common stocks owned by the Strategy Fund, we see a snapshot of the five sectors over which we aim to spread our equity ownership. On a given day, the percentage sector allocation is the number of shares owned multiplied by the equity's closing market price, divided by total net assets in the Fund. Thus, the exact sector allocation changes daily. A given sector experiencing price volatility may cause an apparent over or under weighting on a given day, but that increased volatility will in turn affect the equity option prices that we are paid in our covered call writing strategy.

Over the six-month period from March 1 through August 31, 2002, the major market indices we use as equity benchmarks have declined, each with a substantial decline in the month of July 2002. July 2002 saw the market low for the period for the major market averages, including the Chicago Board Options Exchange Buywrite Monthly Index (the "BXM"). The BXM is the benchmark we will use for options returns for our three Funds going forward. You may recall I mentioned this in my previous letter and in the prospectus supplement that you received earlier this month. The NASDAQ declined further, reaching its low for the period of 1247.92 on August 2, 2002.

In a market such as this with political and corporate news adding to investors' wariness of the market, it is at times difficult to find the good news. As I look through this snapshot of our strategy's performance through a turbulent market, I see the following good news. As we await the calm after the storm to restore our NAVs, we continue to pay out the net realized short-term capital gains earned from running our strategy. The increased market volatility can positively affect the option premiums we earn. Unless otherwise allocated, those returns are being reinvested to buy more Fund shares at these lower NAVs. In a bear market, investors and fund managers alike are encouraged to return to investment basics. We are encouraged to own solid, long-term investments such as large-cap U.S. equities, to diversify our investments across various sectors, and to invest consistently, especially while prices are lower, in order to take advantage of dollar cost averaging. I take comfort in the strategy's ability to generate dividend income for reinvestment at lower prices through this market.

I hope that my comments are helpful as you peruse this Semi-Annual Report on your investment, and that you see this snapshot as I see it: a small piece of what is essentially a long-term investment that truly benefits from a long-term investment approach. I thank you for your continued support of the Kelmoore Strategy(R) Funds, and I wish us all well through this bear market.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President and Portfolio Manager
Kelmoore Strategy(R) Funds




Past performance is no guarantee of future results. Share values will fluctuate and may be worth more or less than the original cost when redeemed. Covered option writing is not suitable for all investors. Dollar cost averaging does not assure a profit nor protect against a loss in declining markets. The S&P 100 and NASDAQ benchmarks are unmanaged stock market indices that are not available for direct investment. Unlike a mutual fund, the performance of an index assumes no transaction costs, management fees or other expenses.

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
COMMON STOCKS - 100.7%++

         CONSUMER GOODS - 13.2%
600,000  AOL Time Warner Inc.+ .............................   $  7,590,000
150,000  Amgen Inc.+ .......................................      6,754,500
100,000  The Home Depot, Inc. ..............................      3,293,000
 99,100  Merck & Co., Inc. .................................      5,006,532
                                                               ------------
                                                                 22,644,032
                                                               ------------
         FINANCIAL SERVICES - 34.3%
102,000  American International Group, Inc. ................      6,405,600
285,000  Citigroup Inc. ....................................      9,333,750
350,000  The Goldman Sachs Group, Inc. .....................     27,055,000
200,000  Merrill Lynch & Co., Inc. . .......................      7,244,000
190,000  Morgan Stanley ....................................      8,116,800
 12,313  Travelers Property Casualty Corp. A+ ..............        193,561
 25,298  Travelers Property Casualty Corp. B+ ..............        412,104
                                                               ------------
                                                                 58,760,815
                                                               ------------
         MANUFACTURING - 10.0%
100,000  Genentech, Inc.+ ..................................      3,279,000
200,000  General Electric Co. ..............................      6,030,000
500,000  Tyco International Ltd. ...........................      7,845,000
     93  Visteon Corp. .....................................          1,059
                                                               ------------
                                                                 17,155,059
                                                               ------------

                                                                  Value
Shares                                                           (Note 1)
------                                                         ------------
         RESOURCES - 13.2%
187,500  Alcoa Inc. ........................................   $  4,704,375
100,000  du Pont (E.I.) de Nemours & Co. ...................      4,031,000
350,000  Halliburton Co. ...................................      5,320,000
200,000  Schlumberger Ltd. .................................      8,628,000
                                                               ------------
                                                                 22,683,375
                                                               ------------
         TECHNOLOGY - 30.0%
300,000  Analog Devices, Inc.+ .............................      7,230,000
200,000  Applied Materials, Inc.+ ..........................      2,672,000
300,000  Cisco Systems, Inc.+ ..............................      4,146,000
250,000  Intel Corp. .......................................      4,167,500
100,000  International Business
         Machines Corp. ....................................      7,538,000
325,000  Microsoft Corp.+ ..................................     15,964,000
500,000  Sun Microsystems, Inc.+ ...........................      1,845,000
400,000  Texas Instruments Inc. ............................      7,880,000
                                                               ------------
                                                                 51,442,500
                                                               ------------
         TOTAL COMMON STOCKS
         (Cost $260,694,733) ...............................    172,685,781
                                                               ------------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND                                        AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put                             Date        Price      (Note 1)
--------------                          ----------   --------   -----------
PUT OPTIONS PURCHASED - 0.3%

         FINANCIAL SERVICES - 0.3%
100,000  Citigroup Inc. ................ 09/21/02     $ 35.0   $    265,000
100,000  Merrill Lynch & Co.,
         Inc. .......................... 09/21/02       37.5        210,000
                                                               ------------
         (Cost $364,510) ...................................        475,000
                                                               ------------
         TOTAL INVESTMENTS - 101.0%
         (Cost $261,059,243*) ..............................    173,160,781
                                                               ------------

Number of
Contract Shares
Subject to Call
---------------
CALL OPTIONS WRITTEN - (2.4)%

         CONSUMER GOODS - (0.3)%
150,000  Amgen Inc. .................... 09/21/02       45.0       (285,000)
 99,100  Merck & Co., Inc. ............. 09/21/02       50.0       (158,560)
                                                               ------------
                                                                   (443,560)
                                                               ------------
         FINANCIAL SERVICES - (1.2)%
100,000  American
         International
         Group, Inc. ................... 09/21/02       65.0       (120,000)
200,000  Citigroup Inc. ................ 09/21/02       35.0        (90,000)
350,000  The Goldman Sachs
         Group, Inc. ................... 09/21/02       80.0       (752,500)
200,000  Merrill Lynch & Co.,
         Inc. .......................... 09/21/02       32.5       (850,000)
190,000  Morgan Stanley ................ 09/21/02       45.0       (171,000)
                                                               ------------
                                                                 (1,983,500)
                                                               ------------
         MANUFACTURING - (0.1)%
100,000  Genentech, Inc. ............... 09/21/02       35.0       (105,000)
                                                               ------------
         RESOURCES - (0.6)%
187,500  Alcoa Inc. .................... 09/21/02       25.0       (196,875)
100,000  du Pont (E.I.) de
         Nemours & Co. ................. 09/21/02       40.0       (147,500)
200,000  Schlumberger Ltd. ............. 09/21/02       40.0       (750,000)
                                                               ------------
                                                                 (1,094,375)
                                                               ------------
Number of
Contract Shares                         Expiration    Strike       Value
Subject to Call                            Date        Price      (Note 1)
---------------                         ----------   --------   -----------
         TECHNOLOGY - (0.2)%
150,000  Intel Corp. ................... 09/21/02     $ 15.0   $   (330,000)
100,000  International
         Business Machines
         Corp. ......................... 09/21/02       85.0        (25,000)
                                                               ------------
                                                                   (355,000)
                                                               ------------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $4,540,037) ....................     (3,981,435)
                                                               ------------

CASH AND OTHER ASSETS,                                            2,350,292
LESS LIABILITIES - 1.4% ....................................   ------------

NET ASSETS - 100.0% ........................................   $171,529,638
                                                               ============

----------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written options.
* The aggregate cost of investment securities for federal tax purposes is $261,059,243 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................   $    129,120
Gross unrealized depreciation ..............................    (88,027,582)
                                                               ------------
 Net unrealized depreciation ...............................   $(87,898,462)
                                                               ============


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                          -----------
COMMON STOCKS - 99.4%++

         CONSUMER GOODS - 5.7%
200,000  AOL Time Warner Inc.+ .............................    $ 2,530,000
                                                                -----------
         FINANCIAL SERVICES - 15.1%
 30,000  The Goldman Sachs Group, Inc. .....................      2,319,000
 55,000  Merrill Lynch & Co., Inc. .........................      1,992,100
 55,000  Morgan Stanley ....................................      2,349,600
                                                                -----------
                                                                  6,660,700
                                                                -----------
         MANUFACTURING - 17.9%
 30,000  Applied Biosystems Group - Applera
         Corp. .............................................        594,300
 50,000  Genentech, Inc.+ ..................................      1,639,500
 45,000  Guidant Corp.+ ....................................      1,656,000
 50,000  MedImmune, Inc.+ ..................................      1,283,500
175,000  Tyco International Ltd. ...........................      2,745,750
                                                                -----------
                                                                  7,919,050
                                                                -----------
         RESOURCES - 0.1%
  2,500  Halliburton Co. ...................................         38,000
                                                                -----------
         TECHNOLOGY - 52.1%
  5,000  Advanced Micro Devices, Inc.+ .....................         44,250
 70,000  Analog Devices, Inc.+ .............................      1,687,000
 60,000  Applied Materials, Inc.+ ..........................        801,600
 50,000  Cisco Systems, Inc.+ ..............................        691,000
 60,000  Dell Computer Corp.+ ..............................      1,597,200
 60,000  EMC Corp.+ ........................................        405,600
 50,000  Hewlett-Packard Co. ...............................        671,500
 75,000  Intel Corp. .......................................      1,250,250
 40,000  Linear Technology Corp. ...........................      1,048,800
    736  McDATA Corp.+ .....................................          7,044
 25,000  Micron Technology, Inc.+ ..........................        431,250
 65,000  Microsoft Corp.+ ..................................      3,192,800
 50,000  Motorola, Inc. ....................................        600,000
 80,000  NVIDIA Corp.+ .....................................        812,000
250,000  Oracle Corp.+ .....................................      2,397,500
 80,000  SanDisk Corp.+ ....................................      1,296,800

                                                                  Value
Shares                                                           (Note 1)
------                                                          -----------
         TECHNOLOGY - (CONTINUED)
100,000  Siebel Systems, Inc.+ .............................    $   847,000
300,000  Sun Microsystems, Inc.+ ...........................      1,107,000
 75,000  Texas Instruments Inc. ............................      1,477,500
250,000  TIBCO Software Inc.+ ..............................      1,052,500
100,000  VERITAS Software Corp.+ ...........................      1,625,000
                                                                -----------
                                                                 23,043,594
                                                                -----------
         TELECOMMUNICATIONS - 8.5%
 49,700  Broadcom Corp.+ ...................................        819,553
 15,000  Exodus Communications, Inc.+ (a) ..................             --
 50,000  Network Appliance, Inc.+ ..........................        477,000
 40,000  Nokia Corp. ADR ...................................        531,600
 70,000  QUALCOMM Inc.+ ....................................      1,939,700
                                                                -----------
                                                                  3,767,853
                                                                -----------
         TOTAL COMMON STOCKS
         (Cost $72,026,602*) ...............................     43,959,197
                                                                -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND                                  AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration    Strike      Value
Subject to Call                            Date        Price     (Note 1)
---------------                         ----------   --------  ------------
CALL OPTIONS WRITTEN - (2.2)%

         FINANCIAL SERVICES - (0.3)%
 30,000  The Goldman Sachs
         Group, Inc. ................... 09/21/02     $ 80.0   $    (64,500)
 55,000  Merrill Lynch & Co.,
         Inc. .......................... 09/21/02       37.5        (46,750)
                                                               ------------
                                                                   (111,250)
                                                               ------------
         MANUFACTURING - (0.8)%
 50,000  Genentech, Inc. ............... 09/21/02       35.0        (52,500)
 45,000  Guidant Corp. ................. 10/19/02       40.0        (58,500)
 50,000  MedImmune, Inc. ............... 10/19/02       30.0        (50,000)
100,000  Tyco International
         Ltd. .......................... 09/21/02       15.0       (180,000)
                                                               ------------
                                                                   (341,000)
                                                               ------------
         TECHNOLOGY - (1.0)%
 50,000  Analog Devices, Inc.            09/21/02       25.0        (50,000)
 60,000  Dell Computer Corp.             09/21/02       27.5        (45,000)
 50,000  Hewlett-Packard Co.             09/21/02       15.0        (10,000)
 50,000  Microsoft Corp. ............... 09/21/02       50.0        (72,500)
100,000  Oracle Corp. .................. 09/21/02       10.0        (45,000)
 80,000  SanDisk Corp. ................. 09/21/02       15.0       (144,000)
100,000  VERITAS Software
         Corp. ......................... 09/21/02       17.5        (75,000)
                                                               ------------
                                                                   (441,500)
                                                               ------------
         TELECOMMUNICATIONS - (0.1)%
 70,000  QUALCOMM Inc. ................. 09/21/02       30.0        (56,000)
                                                               ------------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $1,120,048) ....................       (949,750)
                                                               ------------

Number of
Contract Shares                         Expiration    Strike       Value
Subject to Put                             Date        Price      (Note 1)
--------------                          ----------   --------  ------------
PUT OPTIONS WRITTEN - (0.3)%

         TECHNOLOGY - (0.3)%
 40,000  Micron Technology,
         Inc. .......................... 09/21/02     $ 20.0   $   (128,000)
                                                               ------------
         (Premiums received $69,746)

         TOTAL WRITTEN OPTIONS
         (Premiums received $1,189,794) ....................     (1,077,750)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 3.1% ....................................      1,373,228
                                                               ------------
NET ASSETS - 100.0% ........................................   $ 44,254,675
                                                               ============

----------------------------
ADR - American Depository Receipt
+  Non-income producing security.
++ All of the common stocks are pledged as collateral for written call options.
(a)Fair valued security.
* The aggregate cost of investment securities for federal tax purposes is $72,026,602 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................   $    273,306
Gross unrealized depreciation ..............................    (28,340,711)
                                                               ------------
 Net unrealized depreciation ...............................   $(28,067,405)
                                                               ============


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS                                             (UNAUDITED)
--------------------------------------------------------------------------------

                                                                  Value
Shares                                                           (Note 1)
------                                                          -----------
COMMON STOCKS - 97.0%++

         CONSUMER GOODS - 26.8%
100,000  AOL Time Warner Inc.+ .............................    $ 1,265,000
 20,000  Amgen Inc.+ .......................................        900,600
 21,000  Bristol-Myers Squibb Co. ..........................        523,950
 26,000  The Home Depot, Inc. ..............................        856,180
 10,000  Johnson & Johnson .................................        543,100
 26,300  Merck & Co., Inc. .................................      1,328,676
 23,000  Wal-Mart Stores, Inc. .............................      1,230,040
                                                                -----------
                                                                  6,647,546
                                                                -----------
         FINANCIAL SERVICES - 13.7%
 20,000  American International Group, Inc. ................      1,256,000
 28,700  Citigroup Inc. ....................................        939,925
 26,500  Morgan Stanley ....................................      1,132,080
  1,240  Travelers Property Casualty Corp. A+ ..............         19,492
  2,548  Travelers Property Casualty Corp. B+ ..............         41,500
                                                                -----------
                                                                  3,388,997
                                                                -----------
         MANUFACTURING - 9.6%
 40,000  General Electric Co. ..............................      1,206,000
 56,000  Lucent Technologies Inc.+ .........................         96,880
 68,000  Tyco International Ltd. ...........................      1,066,920
    300  Zimmer Holdings, Inc.+ ............................         11,070
                                                                -----------
                                                                  2,380,870
                                                                -----------
         RESOURCES - 3.5%
 20,000  Schlumberger Ltd. .................................        862,800
                                                                -----------
         TECHNOLOGY - 43.4%
    603  Agere Systems Inc. A+ .............................            959
 14,815  Agere Systems Inc. B+ .............................         22,815
 25,000  AT&T Corp. ........................................        305,500
100,000  Cisco Systems, Inc.+ ..............................      1,382,000
125,000  EMC Corp.+ ........................................        845,000
 72,000  Hewlett-Packard Co. ...............................        966,960
 60,000  Intel Corp. .......................................      1,000,200
 20,000  International Business
         Machines Corp. ....................................      1,507,600
     66  McDATA Corp.+ .....................................            632

                                                                  Value
Shares                                                           (Note 1)
------                                                          -----------
         TECHNOLOGY - (CONTINUED)
 22,500  Microsoft Corp.+ ..................................    $ 1,105,200
 17,000  Nortel Networks Corp.+ ............................         17,850
200,000  Oracle Systems Corp.+ .............................      1,918,000
 46,600  Texas Instruments Inc. ............................        918,020
 24,000  Verizon Communications Inc. .......................        744,000
                                                                -----------
                                                                 10,734,736
                                                                -----------
         TOTAL COMMON STOCKS
         (Cost $34,548,245).................................     24,014,949
                                                                -----------

Number of
Contract Shares                         Expiration    Strike      Value
Subject to Put                             Date        Price     (Note 1)
--------------                          ----------   --------   -----------
PUT OPTIONS PURCHASED - 0.1%

         TECHNOLOGY - 0.1%
 15,000  Oracle Systems Corp.
         (Cost $19,594)................. 09/21/02     $ 10.0         12,000
                                                                -----------
         TOTAL INVESTMENTS - 97.1%
         (Cost $34,567,839*) ...............................     24,026,949
                                                                -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND                                AUGUST 31, 2002
PORTFOLIO OF INVESTMENTS - (CONTINUED)                               (UNAUDITED)
--------------------------------------------------------------------------------

Number of
Contract Shares                         Expiration    Strike      Value
Subject to Call                            Date        Price     (Note 1)
---------------                         ----------   --------  ------------
CALL OPTIONS WRITTEN - (1.0)%

         CONSUMER GOODS - (0.3)%
 20,000  Amgen Inc. .................... 10/19/02     $ 55.0   $     (7,000)
 10,000  Johnson & Johnson ............. 10/19/02       60.0         (6,000)
 26,300  Merck & Co., Inc. ............. 09/21/02       50.0        (42,080)
 23,000  Wal-Mart Stores, Inc. ......... 09/21/02       55.0        (19,550)
                                                               ------------
                                                                    (74,630)
                                                               ------------
         FINANCIAL SERVICES - (0.1)%
 20,000  American
         International Group,
         Inc. .......................... 10/19/02       75.0         (3,500)
 28,700  Citigroup Inc. ................ 09/21/02       37.5         (2,870)
 26,500  Morgan Stanley ................ 10/19/02       50.0        (11,925)
                                                               ------------
                                                                    (18,295)
                                                               ------------
         MANUFACTURING - (0.1)%
 40,000  General Electric Co. .......... 09/21/02       32.5        (12,000)
                                                               ------------
         RESOURCES - (0.1)%
 20,000  Schlumberger Ltd. ............. 09/21/02       45.0        (38,000)
                                                               ------------

Number of
Contract Shares                         Expiration    Strike      Value
Subject to Call                            Date        Price     (Note 1)
---------------                         ----------   --------  ------------
         TECHNOLOGY - (0.4)%
 72,000  Hewlett-Packard Co. ........... 11/16/02     $ 15.0   $    (46,800)
 60,000  Intel Corp. ................... 09/21/02       17.5        (36,000)
 20,000  International
         Business Machines
         Corp. ......................... 10/19/02       90.0         (9,000)
                                                               ------------
                                                                    (91,800)
                                                               ------------
         TOTAL CALL OPTIONS WRITTEN
         (Premiums received $348,190) ......................       (234,725)
                                                               ------------
CASH AND OTHER ASSETS,
LESS LIABILITIES - 3.9% ....................................        956,117
                                                               ------------
NET ASSETS - 100.0% ........................................   $ 24,748,341
                                                               ============

----------------------------
+ Non-income producing security.
++All of the common stocks are pledged as collateral for written call options.
* The aggregate cost of investment securities for federal tax purposes is $34,567,839 and net unrealized depreciation consists of:

Gross unrealized appreciation ..............................   $      1,868
Gross unrealized depreciation ..............................    (10,542,758)
                                                               ------------
 Net unrealized depreciation ...............................   $(10,540,890)
                                                               ============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
STATEMENT OF ASSETS AND LIABILITIES                                  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                          Kelmoore       Kelmoore Strategy(R)  Kelmoore Strategy(R)
                                                                      Strategy(R) Fund        Eagle Fund           Liberty Fund
                                                                      ----------------   --------------------  --------------------
ASSETS:
 Investments at market value (Cost $261,059,243, $72,026,602 and
  $34,567,839 respectively) (Note 1) ...............................    $ 173,160,781        $  43,959,197        $  24,026,949
 Cash and cash equivalents (Note 1) ................................        1,684,126              256,665              599,055
 Segregated cash for open put option contracts (Note 1) ............               --              840,000                   --
 Receivables:
   Premiums receivable for options written .........................        1,230,242              542,338              105,365
   Investment securities sold ......................................                6                   --                   --
   Capital stock sold ..............................................          768,669              246,488              430,436
   Dividends and interest ..........................................           93,730                3,442                9,984
 Prepaid assets ....................................................           28,766               10,353                3,325
                                                                        -------------        -------------        -------------
    TOTAL ASSETS ...................................................      176,966,320           45,858,483           25,175,114
                                                                        -------------        -------------        -------------
LIABILITIES:
 Payables:
   Written options closed ..........................................           45,630              158,338               80,630
   Capital stock redeemed ..........................................        1,058,774              271,717               43,811
   Advisory fees ...................................................          145,648               36,445               16,982
   Distribution fees (Class C) .....................................           82,721               20,634                9,877
   Distribution fees (Class A) .....................................           15,732                4,216                2,726
   Other accrued expenses ..........................................          106,742               34,708               38,022
 Option contracts written (Proceeds $4,540,037, $1,189,794 and
  $348,190 respectively) (Note 1) ..................................        3,981,435            1,077,750              234,725
                                                                        -------------        -------------        -------------
    TOTAL LIABILITIES ..............................................        5,436,682            1,603,808              426,773
                                                                        -------------        -------------        -------------
NET ASSETS .........................................................    $ 171,529,638        $  44,254,675        $  24,748,341
                                                                        =============        =============        =============
CLASS C SHARES:
 Applicable to 26,156,665, 15,029,706 and 2,159,237 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value .................................    $  96,607,808        $  24,464,268        $  11,911,250
                                                                        =============        =============        =============
 Net asset value, offering and redemption price per
  Class C share ....................................................    $        3.69        $        1.63        $        5.52
                                                                        =============        =============        =============
CLASS A SHARES:
 Applicable to 19,720,427, 11,938,110 and 2,300,055 shares,
  respectively; unlimited number of shares of beneficial interest
  authorized with $0.001 par value .................................    $  74,921,830        $  19,790,407        $  12,837,091
                                                                        =============        =============        =============
 Net asset value and redemption price per Class A share ............    $        3.80        $        1.66        $        5.58
                                                                        =============        =============        =============
 Offering price per Class A share (Net asset value \d 0.945) .......    $        4.02        $        1.76        $        5.90
                                                                        =============        =============        =============
NET ASSETS CONSIST OF:
 Paid-in capital ...................................................    $ 380,902,836        $  92,328,439        $  35,700,529
 Undistributed net investment loss .................................       (1,606,771)            (529,236)            (234,975)
 Accumulated net realized loss on securities and options ...........     (120,426,567)         (19,589,167)            (289,788)
 Net unrealized depreciation on securities and options .............      (87,339,860)         (27,955,361)         (10,427,425)
                                                                        -------------        -------------        -------------
  NET ASSETS .......................................................    $ 171,529,638        $  44,254,675        $  24,748,341
                                                                        =============        =============        =============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
STATEMENT OF OPERATIONS                              AUGUST 31, 2002 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                               Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                               ----------------   --------------------   --------------------
INVESTMENT INCOME:
 Dividends ................................................       $    921,830        $     70,611           $    116,510
 Interest (Note 1) ........................................              1,070               5,987                  2,522
                                                                  ------------        ------------           ------------
  Total Income ............................................            922,900              76,598                119,032
                                                                  ------------        ------------           ------------
EXPENSES:
 Investment advisory fees (Note 3) ........................          1,090,710             229,514                134,921
 Distribution fees Class C (Note 3) .......................            634,005             118,976                 67,267
 Distribution fees Class A (Note 3) .......................            114,176              27,634                 16,914
 Accounting fees ..........................................             38,997              26,970                 23,678
 Administration fees ......................................             96,372              33,077                 19,595
 Custodian fees ...........................................             36,247              14,798                 13,972
 Insurance fees ...........................................             20,063               2,831                  1,246
 Printing fees ............................................             25,976               5,036                  2,523
 Professional fees ........................................             64,746              25,324                 26,277
 Registration fees ........................................             29,239              20,850                 18,023
 Transfer agent fees ......................................            331,742              90,255                 48,384
 Trustees' fees ...........................................             18,148               3,623                  1,223
                                                                  ------------        ------------           ------------
   Total Expenses .........................................          2,500,421             598,888                374,023
   Fee Waivers and Expense Reimbursements (Note 3) ........                 --                  --                (20,016)
   Recoupment of Fee Waivers and Expense Reimbursements
    (Note 3) ..............................................                 --               6,800                     --
                                                                  ------------        ------------           ------------
   Net Expenses ...........................................          2,500,421             605,688                354,007
                                                                  ------------        ------------           ------------
 Net investment loss ......................................         (1,577,521)           (529,090)              (234,975)
                                                                  ------------        ------------           ------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
 Net realized gain from:
  Security transactions ...................................          1,543,969             395,455                101,706
  Options .................................................          4,653,179           3,369,896              1,179,289
 Net change in unrealized appreciation/(depreciation) on:
  Security transactions ...................................        (52,077,997)        (17,764,263)            (8,173,699)
  Options .................................................            667,752             261,083                193,900
                                                                  ------------        ------------           ------------
   Net realized and unrealized loss on investments ........        (45,213,097)        (13,737,829)            (6,698,804)
                                                                  ------------        ------------           ------------
 Net decrease in net assets resulting from operations .....       $(46,790,618)       $(14,266,919)          $ (6,933,779)
                                                                  ============        ============           ============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            Kelmoore Strategy(R) Fund          Kelmoore Strategy(R) Eagle Fund
                                                      ------------------------------------   ------------------------------------
                                                      Six Months Ended                       Six Months Ended
                                                       August 31, 2002       Year Ended      August 31, 2002       Year Ended
                                                         (Unaudited)     February 28, 2002     (Unaudited)      February 28, 2002
                                                      ----------------   -----------------   ----------------   -----------------
OPERATIONS:
 Net investment loss ..............................     $  (1,577,521)     $  (3,170,886)     $    (529,090)      $    (753,308)
 Net realized gain/(loss) on securities and
  options .........................................         6,197,148       (114,588,782)         3,765,351         (18,950,845)
 Net change in unrealized appreciation/
  (depreciation) on securities and options ........       (51,410,245)        67,343,812        (17,503,180)         13,492,084
                                                        -------------      -------------      -------------       -------------
 Net (decrease) in net assets resulting from
  operations ......................................       (46,790,618)       (50,415,856)       (14,266,919)         (6,212,069)
                                                        -------------      -------------      -------------       -------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net realized short-term capital gains:
  Class C .........................................        (5,904,409)        (1,677,198)        (2,163,345)           (204,776)
  Class A .........................................        (4,125,303)        (1,051,766)        (1,875,292)           (198,551)
 Return of capital:
  Class C .........................................                --        (14,835,659)                --          (3,047,805)
  Class A .........................................                --         (9,270,684)                --          (2,235,814)
                                                        -------------      -------------      -------------       -------------
 Total distributions to shareholders ..............       (10,029,712)       (26,835,307)        (4,038,637)         (5,686,946)
                                                        -------------      -------------      -------------       -------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C .........................................        13,261,058         69,866,105         16,523,363          18,624,766
  Class A .........................................        16,563,239         76,955,169         10,142,261          20,803,536
 Reinvestment of distributions:
  Class C .........................................         4,209,680         12,385,692          1,652,342           2,379,279
  Class A .........................................         2,452,733          6,384,870          1,212,682           1,581,885
 Cost of shares redeemed:
  Class C .........................................       (40,764,124)       (58,808,824)        (4,428,315)         (8,468,660)
  Class A .........................................       (31,463,809)       (37,038,646)        (5,982,650)         (2,876,099)
                                                        -------------      -------------      -------------       -------------
 Increase/(decrease) in net assets derived from
  capital share transactions (a) ..................       (35,741,223)        69,744,366         19,119,683          32,044,707
                                                        -------------      -------------      -------------       -------------
   TOTAL INCREASE/(DECREASE) IN
    NET ASSETS ....................................       (92,561,553)        (7,506,797)           814,127          20,145,692
                                                        -------------      -------------      -------------       -------------
NET ASSETS:
 Beginning of period ..............................       264,091,191        271,597,988         43,440,548          23,294,856
                                                        -------------      -------------      -------------       -------------
 End of period ....................................     $ 171,529,638      $ 264,091,191      $  44,254,675       $  43,440,548
                                                        =============      =============      =============       =============
 (a) Transactions in capital stock were:
  Shares sold:
   Class C ........................................         3,038,692         12,131,317          7,934,012           6,465,287
   Class A ........................................         3,797,731         13,385,855          4,662,143           7,419,921
   Shares issued through reinvestment
    of distributions:
   Class C ........................................         1,058,084          2,225,089            887,663             838,576
   Class A ........................................           602,294          1,130,691            634,732             560,911
  Shares redeemed:
   Class C ........................................        (9,755,286)       (10,656,276)        (2,203,347)         (3,056,958)
   Class A ........................................        (7,030,234)        (6,781,504)        (2,669,450)         (1,013,415)
                                                        -------------      -------------      -------------       -------------
 Increase in shares outstanding ...................        (8,288,719)        11,435,172          9,245,753          11,214,322
                                                        =============      =============      =============       =============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENT OF CHANGES IN NET ASSETS - (CONTINUED)
--------------------------------------------------------------------------------

                                                                       Kelmoore Strategy(R) Liberty Fund
                                                                     -------------------------------------
                                                                     Six Months Ended
                                                                     August 31, 2002        Year Ended
                                                                       (Unaudited)       February 28, 2002
                                                                     ----------------    -----------------
OPERATIONS:
 Net investment loss ............................................     $   (234,975)        $   (148,638)
 Net realized gain on securities and options ....................        1,280,995            1,096,234
 Net change in unrealized appreciation/(depreciation) on
  securities and options ........................................       (7,979,799)          (2,120,556)
                                                                      ------------         ------------
 Net (decrease) in net assets resulting from operations .........       (6,933,779)          (1,172,960)
                                                                      ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net realized short-term capital gains:
  Class C .......................................................         (761,625)            (568,893)
  Class A .......................................................         (775,260)            (371,435)
 Net realized long-term capital gains:
  Class C .......................................................               --              (37,961)
  Class A .......................................................               --              (27,349)
                                                                      ------------         ------------
 Total distributions to shareholders ............................       (1,536,885)          (1,005,638)
                                                                      ------------         ------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
  Class C .......................................................        7,021,942           15,889,302
  Class A .......................................................        8,564,227           12,465,679
 Reinvestment of distributions:
  Class C .......................................................          523,292              460,709
  Class A .......................................................          448,842              252,736
 Cost of shares redeemed:
  Class C .......................................................       (6,199,309)          (2,407,163)
  Class A .......................................................       (3,932,076)            (499,026)
                                                                      ------------         ------------
 Increase in net assets derived from capital
  share transactions (a) ........................................        6,426,918           26,162,237
                                                                      ------------         ------------
   TOTAL INCREASE/(DECREASE) IN NET ASSETS ......................       (2,043,746)          23,983,639
                                                                      ------------         ------------
NET ASSETS:
 Beginning of period ............................................       26,792,087            2,808,448
                                                                      ------------         ------------
 End of period ..................................................     $ 24,748,341         $ 26,792,087
                                                                      ============         ============
 (a) Transactions in capital stock were:
  Shares sold:
   Class C ......................................................        1,058,762            1,969,558
   Class A ......................................................        1,264,045            1,540,797
   Shares issued through reinvestment of distributions:
   Class C ......................................................           85,407               57,548
   Class A ......................................................           73,220               31,403
  Shares redeemed:
   Class C ......................................................         (950,999)            (293,085)
   Class A ......................................................         (628,797)             (62,997)
                                                                      ------------         ------------
 Increase in shares outstanding .................................          901,638            3,243,224
                                                                      ============         ============


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                             AUGUST 31, 2002
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                         Kelmoore Strategy(R) Fund
                                              -----------------------------------------------
                                                Six Months Ended              Year Ended
                                                August 31, 2002            February 28, 2002
                                              ---------------------       -------------------
                                              Class C      Class A        Class C    Class A
                                              --------     --------       --------   --------
Net asset value, beginning of period ......   $   4.83     $   4.94       $   6.33   $   6.41
                                              --------     --------       --------   --------
 Income from investment operations:
 Net investment loss ......................      (0.04)       (0.02)         (0.08)     (0.04)
 Net realized and unrealized
  gain/(loss) on investments ..............      (0.89)       (0.91)         (0.88)     (0.89)
                                              --------     --------       --------   --------
   Total from investment operations .......      (0.93)       (0.93)         (0.96)     (0.93)
                                              --------     --------       --------   --------
 Less distributions from:
 Net realized gains .......................      (0.21)       (0.21)         (0.04)     (0.04)
 Return of capital ........................         --           --          (0.50)     (0.50)
                                              --------     --------       --------   --------
Net asset value, end of period ............   $   3.69     $   3.80       $   4.83   $   4.94
                                              ========     ========       ========   ========
Total return ..............................     (19.51)%(2)  (19.06)%(2),+  (16.00)%   (15.31)%+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ......   $ 96,608     $ 74,922       $153,639   $110,452
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ........................       2.61%(1)     1.86%(1)       2.51%      1.76%
   After fee waivers and expense
    reimbursements ........................       2.61%(1)     1.86%(1)       2.51%      1.76%
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ........................      (1.76)%(1)   (1.01)%(1)     (1.40)%    (0.65)%
   After fee waivers and expense
    reimbursements ........................      (1.76)%(1)   (1.01)%(1)     (1.40)%    (0.65)%
 Portfolio turnover rate ..................      25.55%(2)    25.55%(2)     133.04%    133.04%

[WIDE TABLE CONTINUED FROM ABOVE]

                                                       Kelmoore Strategy(R) Fund
                                              --------------------------------------------
                                                  Year Ended             Period Ended
                                               February 28, 2001       February 29, 2000
                                              -------------------    ---------------------
                                              Class C    Class A     Class C*     Class A*
                                              --------   --------    --------     --------
Net asset value, beginning of period ......   $   8.80   $   8.84    $  10.00     $   9.43
                                              --------   --------    --------     --------
 Income from investment operations:
 Net investment loss ......................      (0.07)     (0.01)      (0.05)#         --#
 Net realized and unrealized
  gain/(loss) on investments ..............      (0.99)     (1.01)       0.59         0.44
                                              --------   --------    --------     --------
   Total from investment operations .......      (1.06)     (1.02)       0.54         0.44
                                              --------   --------    --------     --------
 Less distributions from:
 Net realized gains .......................      (1.41)     (1.41)      (1.74)       (1.03)
 Return of capital ........................         --         --          --           --
                                              --------   --------    --------     --------
Net asset value, end of period ............   $   6.33   $   6.41    $   8.80     $   8.84
                                              ========   ========    ========     ========
Total return ..............................     (14.61)%   (14.05)%+     5.54%(2)     4.55%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) ......   $177,870   $ 93,728    $116,051     $ 15,490
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ........................       2.41%      1.66%       3.20%(1)     2.45%(1)
   After fee waivers and expense
    reimbursements ........................       2.41%      1.66%       3.00%(1)     2.25%(1)
 Ratio of net investment loss to average
  net assets:
   Before fee waivers and expense
    reimbursements ........................      (0.89)%    (0.14)%     (1.82)%(1)   (1.07)%(1)
   After fee waivers and expense
    reimbursements ........................      (0.89)%    (0.14)%     (1.62)%(1)   (0.87)%(1)
 Portfolio turnover rate ..................     166.43%    166.43%     218.66%(2)   218.66%(2)

-----------------------------
 * Kelmoore Strategy Class C and Class A commenced operations on May 3, 1999 and October 25, 1999, respectively.
(1)Annualized.
(2)Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 + Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2002

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                       Kelmoore Strategy(R) Eagle Fund
                                                -----------------------------------------------------------------------------
                                                  Six Months Ended                Year Ended                Period Ended
                                                   August 31, 2002             February 28, 2002          February 28, 2001
                                                ----------------------        --------------------    -----------------------
                                                Class C       Class A         Class C     Class A     Class C**     Class A**
                                                --------      --------        --------    --------    ---------     ---------
Net asset value, beginning of period .........  $   2.43      $   2.47        $   3.57    $   3.59    $  10.00      $  10.00
                                                --------      --------        --------    --------    --------      --------
 Income from investment operations:
 Net investment loss .........................     (0.03)        (0.02)          (0.08)      (0.04)      (0.10)#       (0.07)#
 Net realized and unrealized (loss) on
  investments ................................     (0.59)        (0.61)          (0.56)      (0.58)      (4.62)        (4.63)
                                                --------      --------        --------    --------    --------      --------
   Total from investment operations ..........     (0.62)        (0.63)          (0.64)      (0.62)      (4.72)        (4.70)
                                                --------      --------        --------    --------    --------      --------
 Less distributions from:
 Net realized gains ..........................     (0.18)        (0.18)          (0.02)      (0.02)      (1.71)        (1.71)
 Return of capital ...........................        --            --           (0.48)      (0.48)         --            --
                                                --------      --------        --------    --------    --------      --------
Net asset value, end of period ...............  $   1.63      $   1.66        $   2.43    $   2.47    $   3.57      $   3.59
                                                ========      ========        ========    ========    ========      ========
Total return .................................    (26.49)%(2)   (26.45)%(2),+   (19.25)%    (18.51)%+   (55.26)%(2)   (55.04)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........  $ 24,464      $ 19,790          20,475    $ 22,965    $ 14,884      $  8,411
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................      3.00%(1)      2.25%(1)        2.99%       2.24%       4.13%(1)      3.38%(1)
   After fee waivers and expense
    reimbursements ...........................      3.00%(1)      2.25%(1)        2.99%       2.24%       2.99%(1)      2.24%(1)
 Ratio of net investment loss to average net
  assets:
   Before fee waivers and expense
    reimbursements ...........................     (2.67)%(1)    (1.92)%(1)      (2.68)%     (1.93)%     (3.62)%(1)    (2.87)%(1)
   After fee waivers and expense
    reimbursements ...........................     (2.67)%(1)    (1.92)%(1)      (2.68)%     (1.93)%     (2.47)%(1)    (1.72)%(1)
 Portfolio turnover rate .....................     27.50%(2)     27.50%(2)      119.01%     119.01%      83.44%(2)     83.44%(2)

----------------------------
** Kelmoore Strategy Eagle Class C and Class A commenced operations on June 29,
   2000.
(1)Annualized.
(2)Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 + Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                               AUGUST 31, 2002
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

                                                                       Kelmoore Strategy(R) Liberty Fund
                                                ------------------------------------------------------------------------------
                                                   Six Months Ended               Year Ended                Period Ended
                                                   August 31, 2002             February 28, 2002          February 28, 2001
                                                ----------------------        --------------------    ------------------------
                                                Class C       Class A         Class C     Class A     Class C***    Class A***
                                                --------      --------        --------    --------    ----------    ----------
Net asset value, beginning of period .........  $   7.50      $   7.56        $   8.93    $   8.94    $  10.00      $  10.00
                                                --------      --------        --------    --------    --------      --------
 Income from investment operations:
 Net investment loss .........................     (0.07)        (0.05)          (0.10)      (0.05)      (0.02)#       (0.01)#
 Net realized and unrealized (loss) on
  investments ................................     (1.54)        (1.56)          (0.31)      (0.31)      (1.00)        (1.00)
                                                --------      --------        --------    --------    --------      --------
   Total from investment operations ..........     (1.61)        (1.61)          (0.41)      (0.36)      (1.02)        (1.01)
                                                --------      --------        --------    --------    --------      --------
 Less distributions from:
 Net realized gains ..........................     (0.37)        (0.37)          (1.02)      (1.02)      (0.05)        (0.05)
                                                --------      --------        --------    --------    --------      --------
Net asset value, end of period ...............  $   5.52      $   5.58        $   7.50    $   7.56    $   8.93      $   8.94
                                                ========      ========        ========    ========    ========      ========
Total return .................................    (21.88)%(2)   (21.71)%(2),+    (5.00)%     (4.39)%+   (10.21)%(2)   (10.11)%(2),+
Ratios/Supplemental Data
 Net assets, end of period (in 000s) .........  $ 11,911      $ 12,837        $ 14,753    $ 12,039    $  2,072      $    736
 Ratio of expenses to average net assets:
   Before fee waivers and expense
    reimbursements ...........................      3.15%(1)      2.40%(1)        4.53%       3.78%      19.58%(1)     18.83%(1)
   After fee waivers and expense
    reimbursements ...........................      3.00%(1)      2.25%(1)        3.00%       2.25%       3.00%(1)      2.25%(1)
 Ratio of net investment loss to average net
  assets:
   Before fee waivers and expense
    reimbursements ...........................     (2.27)%(1)    (1.52)%(1)      (3.57)%     (2.82)%    (17.88)%(1)   (17.13)%(1)
   After fee waivers and expense
    reimbursements ...........................     (2.12)%(1)    (1.37)%(1)      (2.04)%     (1.29)%     (1.30)%(1)    (0.55)%(1)
 Portfolio turnover rate .....................     33.24%(2)     33.24%(2)      131.62%     131.62%      50.94%(2)     50.94%(2)

----------------------------
***Kelmoore Strategy Liberty Class C and Class A commenced operations on
   December 26, 2000.
(1)Annualized.
(2)Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 + Total return calculation does not reflect sales load.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
NOTES TO FINANCIAL STATEMENTS                                        (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end, diversified management investment company was organized as a Delaware business trust on November 30, 1998. The Trust operates as a series company and, at August 31, 2002, consisted of three diversified investment portfolios (each a "Fund" and collectively the "Funds"). The Trust has a fiscal year ending the last day of February each year and currently consists of three investment funds, Kelmoore Strategy(R) Fund ("Strategy"), Kelmoore Strategy(R) Eagle Fund ("Eagle") and Kelmoore Strategy(R) Liberty Fund ("Liberty"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks. The Strategy Fund's main strategy is to purchase the common stocks of a limited number of large cap companies with market capitalizations in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's main strategy is to purchase the common stocks of a limited number of mid and large cap companies with market capitalizations in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's main strategy is to purchase the common stocks of large companies with market capitalizations in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. Equity securities traded on an exchange or on the NASDAQ National Market System (the "NASDAQ") will be valued at the last sale price on the exchange or system in which they are principally traded on the valuation date. If there is no sale on the valuation date, securities traded principally on a U.S. exchange or the NASDAQ will be valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ, will be valued at the last sale price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more will be valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

B. OPTION VALUATION. Exchange traded options are valued at the last sale price in the market where such options are principally traded or, if no sale occurs, at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the purchase price, plus commission costs,

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

exceeds the original premium, minus commission costs, received on the sale of the option) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security was, at the time the option was written, trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date the option is closed would have given rise to a long-term capital gain. If a call option which the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, options transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

Transactions in option contracts written for the six months ended August 31, 2002 were as follows:

                                                        Strategy Fund                   Eagle Fund
                                                ----------------------------    ----------------------------
                                                 Contracts        Premium        Contracts        Premium
                                                ------------    ------------    ------------    ------------
Outstanding at February 28, 2002 ............     (5,088,700)   $ (6,806,210)       (682,500)   $   (901,310)
Options written during period ...............    (29,948,400)    (43,392,531)     (5,818,000)     (7,385,690)
Options exercised during period .............        280,300         694,718         405,300         621,687
Options expired during period ...............      2,853,500       3,651,875         694,700         688,276
Options closed during period ................     29,776,700      41,312,111       4,470,500       5,787,243
                                                ------------    ------------    ------------    ------------
Outstanding at August 31, 2002 ..............     (2,126,600)   $ (4,540,037)       (930,000)   $ (1,189,794)
                                                ============    ============    ============    ============

                                                                                         Liberty Fund
                                                                                ----------------------------
                                                                                 Contracts        Premium
                                                                                ------------    ------------
Outstanding at February 28, 2002 ............................................       (495,800)   $   (680,171)
Options written during period ...............................................     (1,939,300)     (2,000,072)
Options exercised during period .............................................        155,700         192,906
Options expired during period ...............................................        648,200         769,778
Options closed during period ................................................      1,264,700       1,369,369
                                                                                ------------    ------------
Outstanding at August 31, 2002 ..............................................       (366,500)   $   (348,190)
                                                                                ============    ============

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to such income tax, therefore, no federal income tax provisions will be required.

At February 28, 2002, the capital loss carryforwards for Federal income tax purposes were as follows:

                                                                          Capital Loss          Year of
                                                                          Carryforward         Expiration
                                                                          -------------        ----------
Kelmoore Strategy(R) Fund .............................................   $(113,450,966)            2010
Kelmoore Strategy(R) Eagle Fund .......................................     (15,154,727)            2010
Kelmoore Strategy(R) Liberty Fund .....................................              --               --

The tax character of dividends and distributions paid during the year ended February 28, 2002 was as follows:

                                                              Strategy Fund    Eagle Fund     Liberty Fund
                                                                   2002           2002            2002
                                                              -------------   -------------   -------------
Ordinary Income ...........................................   $   2,728,964   $     403,327   $     940,328
Long-term capital gain ....................................              --              --          65,310
Return of capital .........................................      24,106,343       5,283,619              --
                                                              -------------   -------------   -------------
 Total ....................................................   $  26,835,307   $   5,686,946   $   1,005,638
                                                              =============   =============   =============

As of February 28, 2002, the components of Distributable Earnings/(Losses) on a tax basis were as follows:


                                                              Strategy Fund     Eagle Fund      Liberty Fund
                                                              -------------    -------------    -------------
Undistributed ordinary income/(loss) ......................   $     (29,250)   $        (146)   $     374,248
Deemed distribution of income .............................      (1,036,627)        (306,037)         (68,030)
Capital loss carryforwards ................................    (113,450,966)     (15,154,727)              --
Post-October losses .......................................              --               --          (37,001)
Unrealized depreciation including straddle deferrals ......     (38,036,025)     (14,307,298)      (2,750,741)
                                                              -------------    -------------    -------------
 Total distributable earnings/(losses) ....................   $(152,552,868)   $ (29,768,208)   $  (2,481,524)
                                                              =============    =============    =============

Post October losses represent losses realized on investment transactions from November 1, 2001 through February 28, 2002 that, in accordance with Federal income tax regulations, the Liberty Fund has elected to defer and treat as having arisen in the following fiscal year.

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at the Bank of New York. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. NET ASSET VALUE AND CALCULATION OF EXPENSES. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day. Distribution expenses are solely borne by and charged to the respective class of shares.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, for the six months ended August 31, 2002, were as follows:

                                                                      Purchases        Sales
                                                                     -----------    -----------
Kelmoore Strategy(R) Fund .........................................  $54,651,082    $73,539,554
Kelmoore Strategy(R) Eagle Fund ...................................   31,650,421     11,992,299
Kelmoore Strategy(R) Liberty Fund .................................   14,590,655      8,610,199

NOTE 3 - INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total operating expenses to exceed any current expense limitation. For the six months ended August 31, 2002, advisory fees of $1,090,710 and $229,514 were paid by the Strategy and Eagle Funds, respectively. For the six months ended August 31, 2002, the Advisor waived $134,921 of advisory fee and reimbursed expenses of $20,016 for the Liberty Fund, which the Advisor may recoup through February 28, 2006.

During the six months ended August 31, 2002, the Advisor recouped $6,800 of waived or reimbursed expenses from the Eagle Fund.

At August 31, 2002, the balance of recoupable expenses for the Eagle and Liberty Funds were:

                                                  2001          2002       8/31/02       Total
                                                --------      --------     -------     --------
Kelmoore Strategy(R) Eagle Fund ............    $136,153      $     --     $    --     $136,153
Kelmoore Strategy(R) Liberty Fund ..........      68,994       131,208      20,016      220,218

KELMOORE STRATEGIC TRUST                                         AUGUST 31, 2002
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                          (UNAUDITED)
--------------------------------------------------------------------------------

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Advisor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Advisor, as the Distributor, for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the six months ended August 31, 2002, the Strategy Fund reimbursed the Distributor $748,181, ($114,176 for Class A and $634,005 for Class C), the Eagle Fund reimbursed the Distributor $146,610, ($27,634 for Class A and $118,976 for Class
C) and the Liberty Fund reimbursed the Distributor $84,181, ($16,914 for Class A and $67,267 for Class C) for distribution and servicing expenses incurred.

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative, accounting and custody administration services.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. As of August 31, 2002, the Funds have paid $3,715,049, $662,500 and $252,779 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor and affiliated parties. CS First Boston ("CSFB") acts as the clearing broker for the Funds' transactions and is compensated by the Advisor for these services. CSFB is not affiliated with the Advisor.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments, and the Trust reimburses expenses incurred by the Trustees for attendance at Trustee meetings.

FOR MORE INFORMATION




ADMINISTRATOR, TRANSFER AGENT AND     COUNSEL
FUND ACCOUNTING AGENT                 Sutherland Asbill & Brennan LLP
PFPC Inc.                             1275 Pennsylvania Avenue, NW
211 South Gulph Road                  Washington, D.C. 20004-2415
King of Prussia, PA 19406
(877) 328-9456                        INDEPENDENT ACCOUNTANTS
                                      PricewaterhouseCoopers LLP
CUSTODIAN                             333 Market Street
The Bank of New York                  San Francisco, CA 94105
48 Wall Street
New York, NY 10286                    INVESTMENT ADVISOR AND DISTRIBUTOR
                                      Kelmoore Investment Company, Inc.
                                      2471 E. Bayshore Road, Suite 501
                                      Palo Alto, CA 94303



--------------------------------------------------------------------------------
KELMOORE STRATEGIC TRUST
2471 E. Bayshore Road, Suite 501
Palo Alto, CA 94303
(877) 328-9456

The Trust's SEC file no. is 811-9165










                        FOR ADDITIONAL INFORMATION ABOUT
                         THE KELMOORE STRATEGY(R) FUNDS
                                CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.